Note 30 - Fee and Commission Income	12 Months Ended
Dec. 31, 2018
Fee and Commission Income Abstract
Disclosure of Fee and Commission Income

30. Fee and commission income

Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Bank, in accordance with IFRS 15. It includes a total for fees within the scope of IFRS 15. Refer to Note 42 for more detailed information about operating segments.

	December 31, 2018	December 31, 2017
Linked to liabilities	7,315,614	5,066,749
Linked to credit cards	6,303,208	5,938,331
Latam Pass Commissions	(2,790,108)	(2,083,877)
Linked to securities	156,044	140,914
From guarantees granted	3,099	1,640
Insurance agent fee	867,957	1,075,334
Transportation of values	56,217	80,021
Custody	79,637	81,224
From foreign currency transactions	583,030	471,971
TOTAL	12,574,698	10,772,307